Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Balance at the beginning	€ 541	€ 568	€ 770
Increases	(493)	(27)	(202)
Balance at the end	48	541	568
Depreciation expenses	200
Impairment amount on amortizable intangible assets	300
Gross
Intangible assets
Balance at the beginning	3,926	3,732	3,717
Increases	21	194	15
Balance at the end	3,947	3,926	3,732
Amortization and impairment
Intangible assets
Balance at the beginning	(3,384)	(3,164)	(2,947)
Increases	(514)	(221)	(217)
Balance at the end	(3,899)	(3,384)	(3,164)
Library of compounds | Gross
Intangible assets
Balance at the beginning	2,142	2,142	2,142
Balance at the end	2,142	2,142	2,142
Library of compounds | Amortization and impairment
Intangible assets
Balance at the beginning	(1,816)	(1,651)	(1,487)
Increases	(325)	(165)	(165)
Balance at the end	(2,141)	(1,816)	(1,651)
Software licenses | Gross
Intangible assets
Balance at the beginning	1,784	1,590	1,575
Increases	21	194	15
Balance at the end	1,806	1,784	1,590
Software licenses | Amortization and impairment
Intangible assets
Balance at the beginning	(1,568)	(1,512)	(1,460)
Increases	(189)	(56)	(52)
Balance at the end	€ (1,757)	€ (1,568)	€ (1,512)